Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Goodwill
12.	Goodwill
The changes in the carrying amount of goodwill are as follows:

	JD Retail	JD Logistics	New Businesses	Total
	(RMB in millions)
Transaction in 2023
Impairment	—	—	(3,143)	(3,143)
Balance as of December 31, 2023
Goodwill	11,418	6,983	7,322	25,723
Accumulated impairment losses	(7)	—	(5,736)	(5,743)

	11,411	6,983	1,586	19,980

Transaction in 2024
Additions	6,576	—	—	6,576
Disposal of a subsidiary	(48)	—	—	(48)
Impairment	(799)	—	—	(799)
Balance as of December 31, 2024
Goodwill	17,946	6,983	7,322	32,251
Accumulated impairment losses	(806)	—	(5,736)	(6,542)

	17,140	6,983	1,586	25,709

Transaction in 2025
Additions	1,885	—	—	1,885
Impairment	(1,303)	—	—	(1,303)
Balance as of December 31, 2025
Goodwill	19,831	6,983	7,322	34,136
Accumulated impairment losses	(2,109)	—	(5,736)	(7,845)

	17,722	6,983	1,586	26,291

For the year ended December 31, 2023, having considered duration and severity of the decline of Dada’s stock price, the Company assessed that it is more likely than not that the fair value of Dada reporting unit is less than its carrying amount and performed quantitative impairment test on Dada reporting unit and recognized an impairment loss of RMB
3,143

million. For the year ended December 31, 2024, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of RMB
799

million. For the year ended December 31, 2025, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of RMB
1,303

million. The fair value of reporting units was determined based on the discounted cash flow analysis using the assumptions including internal cash flows forecasts, long-term future growth rates and discount rates, among others.